Convertible Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable consists of the following:

	September 30,	December 31,
	2020	2019
Convertible Notes - originated in September 2018	$92,600	$1,700,000
Convertible Notes - originated in October 2018	294,150	444,150
Convertible Notes - originated in October 2018	608,850	608,850
Convertible Notes - originated in April 2019	-	600,000
Convertible Notes - originated in June 2019	-	63,000
Convertible Notes - originated in November 2019	-	38,000
Convertible Notes - originated in December 2019	-	38,000
Convertible Notes - Issued in fiscal year 2020	1,476,500	-
	2,472,100	3,492,000
Less debt discount and debt issuance cost	(58,733)	(279,214)
	2,413,367	3,212,786
Less current portion of convertible notes payable	2,413,367	3,212,786
Long-term convertible notes payable	$-	$-

Convertible notes payable consists of the following:

	December 31, 2019	December 31, 2018
Convertible Notes - originated in October 2014	$-	$75,000
Convertible Notes - originated in September 2018	1,700,000	985,000
Convertible Notes - originated in October 2018	444,150	110,000
Convertible Notes - originated in October 2018	608,850	220,000
Convertible Notes - originated in April 2019	600,000	-
Convertible Notes - originated in June 2019	63,000	-
Convertible Notes - originated in November 2019	38,000	-
Convertible Notes - originated in December 2019	38,000	-
	3,492,000	1,390,000
Less debt discount and debt issuance cost	(279,214)	(1,070,523)
	3,212,786	319,477
Less current portion of convertible notes payable	3,212,786	161,227
Long-term convertible notes payable	$-	$158,250